Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating losses	$ 2,631,000	$ 1,866,000
Patents	326,000	560,000
Accrued expenses	952,000	550,000
R&D credits	85,000	57,000
Warrants	765,000	45,000
Total	4,759,000	3,078,000
Less: Valuation allowance	(4,759,000)	(3,078,000)
Deferred tax assets	$ 0	$ 0